Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Line Items]
Auditor Firm ID	1294
Auditor Name	Deloitte Statsautoriseret Revisionspartnerselskab
Auditor Location	Copenhagen, Denmark